MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 94.8%
Australia – 0.9%
41,346	CSL Ltd. (Biotechnology)	$ 6,451,727

Belgium – 0.4%
52,108	KBC Group NV (Banks)	3,350,429

Brazil – 0.2%
335,813	Ambev SA ADR (Beverages)	1,769,735

Canada – 5.5%
30,149	Canadian Imperial Bank of Commerce (Banks)	2,371,852
60,395	Canadian National Railway Co. (Road & Rail)	5,713,971
26,597	Canadian Pacific Railway Ltd. (Road & Rail)	6,345,778
62,883	Dollarama, Inc. (Multiline Retail)	2,329,882
1,125,568	Encana Corp. (Oil, Gas & Consumable Fuels)	5,142,579
151,332	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	5,960,174
177,329	Manulife Financial Corp. (Insurance)	3,211,216
18,885	Shopify, Inc. Class A* (IT Services)	6,003,164
120,070	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,445,258

		40,523,874

China – 1.7%
62,178	Baidu, Inc. ADR* (Interactive Media & Services)	6,945,283
53,052	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	196,112
114,940	Tencent Holdings Ltd. (Interactive Media & Services)	5,355,395

		12,496,790

Denmark – 1.8%
15,327	Carlsberg A/S Class B (Beverages)	2,093,512
40,348	Chr Hansen Holding A/S (Chemicals)	3,523,060
32,855	DSV A/S (Road & Rail)	3,135,806
90,196	Novo Nordisk A/S Class B (Pharmaceuticals)	4,331,151

		13,083,529

France – 11.0%
50,030	Air Liquide SA (Chemicals)	6,905,957
140,131	BNP Paribas SA (Banks)	6,558,133
169,658	Carrefour SA (Food & Staples Retailing)	3,268,859
65,017	Danone SA (Food Products)	5,642,750
8,939	Dassault Systemes SE (Software)	1,359,769
185,563	Engie SA (Multi-Utilities)	2,855,720

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
62,492	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	$ 8,459,310
898	Hermes International (Textiles, Apparel & Luxury Goods)	630,777
14,926	Ingenico Group SA (Electronic Equipment, Instruments & Components)	1,414,210
10,923	L’Oreal SA (Personal Products)	2,922,605
32,822	Legrand SA (Electrical Equipment)	2,312,029
29,011	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	11,983,262
53,314	Pernod Ricard SA (Beverages)	9,355,738
80,527	Schneider Electric SE (Electrical Equipment)	6,947,553
144,160	TOTAL SA (Oil, Gas & Consumable Fuels)	7,471,839
38,030	Ubisoft Entertainment SA* (Entertainment)	3,128,146

		81,216,657

Germany – 7.9%
18,560	adidas AG (Textiles, Apparel & Luxury Goods)	5,915,872
164,622	BASF SE (Chemicals)	10,928,307
104,726	Bayer AG (Pharmaceuticals)	6,782,996
48,972	Beiersdorf AG (Personal Products)	5,675,260
17,581	Deutsche Boerse AG (Capital Markets)	2,440,638
167,938	Deutsche Post AG (Air Freight & Logistics)	5,462,439
26,605	Merck KGaA (Pharmaceuticals)	2,713,546
6,573	MTU Aero Engines AG (Aerospace & Defense)	1,637,971
75,992	ProSiebenSat.1 Media SE (Media)	981,598
107,178	SAP SE (Software)	13,101,011
23,406	Siemens AG (Industrial Conglomerates)	2,547,352

		58,186,990

Hong Kong – 3.2%
1,294,000	AIA Group Ltd. (Insurance)	13,245,076
911,514	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	1,508,524
1,090,164	China Mobile Ltd. (Wireless Telecommunication Services)	9,271,162

		24,024,762

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – 1.6%
44,584	HDFC Bank Ltd. ADR (Banks)	$ 5,126,268
87,763	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	2,698,202
128,944	Tata Consultancy Services Ltd. (IT Services)	4,127,244

		11,951,714

Ireland – 1.9%
33,309	Accenture PLC Class A (IT Services)	6,414,647
17,092	ICON PLC* (Life Sciences Tools & Services)	2,669,258
81,463	Ryanair Holdings PLC ADR* (Airlines)	5,061,296

		14,145,201

Israel* – 0.4%
25,141	Check Point Software Technologies Ltd. (Software)	2,814,535

Italy – 2.0%
154,173	Eni SpA (Oil, Gas & Consumable Fuels)	2,408,382
1,056,504	Intesa Sanpaolo SpA (Banks)	2,291,458
871,718	UniCredit SpA (Banks)	10,264,057

		14,963,897

Japan – 11.9%
32,300	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	795,062
33,800	Daikin Industries Ltd. (Building Products)	4,195,146
29,400	Denso Corp. (Auto Components)	1,247,896
73,700	East Japan Railway Co. (Road & Rail)	6,756,448
49,500	FANUC Corp. (Machinery)	8,797,457
85,700	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,038,476
87,800	Hoya Corp. (Health Care Equipment & Supplies)	6,732,670
125,100	Japan Tobacco, Inc. (Tobacco)	2,756,420
363,900	KDDI Corp. (Wireless Telecommunication Services)	9,494,694
9,400	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,394,178
219,000	Kubota Corp. (Machinery)	3,378,189
59,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	3,608,078
370,900	Olympus Corp. (Health Care Equipment & Supplies)	4,043,875
12,600	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,282,880
128,100	Sompo Holdings, Inc. (Insurance)	5,305,000

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
116,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	$ 4,059,991
352,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	12,121,276
156,100	Terumo Corp. (Health Care Equipment & Supplies)	4,543,344

		87,551,080

Mexico – 0.5%
1,241,165	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,661,886

Netherlands – 3.3%
116,071	Akzo Nobel NV (Chemicals)	10,951,803
14,380	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,204,008
545,265	ING Groep NV (Banks)	6,050,120
49,499	QIAGEN NV* (Life Sciences Tools & Services)	1,878,845
47,707	Randstad NV (Professional Services)	2,394,598

		24,479,374

Portugal – 0.1%
32,053	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	499,004

Singapore – 0.4%
167,200	DBS Group Holdings Ltd. (Banks)	3,187,973

South Korea – 2.1%
7,588	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	7,330,008
8,995	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,292,484
286,661	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	6,567,403

		15,189,895

Spain – 1.7%
121,618	Amadeus IT Group SA (IT Services)	9,504,070
1,105,046	CaixaBank SA (Banks)	2,738,799

		12,242,869

Sweden – 0.7%
89,396	Atlas Copco AB Class A (Machinery)	2,730,523
76,549	Essity AB Class B (Household Products)	2,273,741

		5,004,264

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 10.6%
507,364	ABB Ltd. (Electrical Equipment)	$ 9,577,587
88,384	Alcon, Inc.* (Health Care Equipment & Supplies)	5,118,283
805,679	Aryzta AG* (Food Products)	670,146
33,871	Chubb Ltd. (Insurance)	5,176,844
6,600	Geberit AG (Building Products)	3,046,837
41,871	Julius Baer Group Ltd.* (Capital Markets)	1,789,257
160,891	Nestle SA (Food Products)	17,068,472
124,408	Novartis AG (Pharmaceuticals)	11,408,067
45,335	Roche Holding AG (Pharmaceuticals)	12,134,596
33,628	Sika AG (Chemicals)	4,855,013
346,930	UBS Group AG* (Capital Markets)	3,872,375
10,431	Zurich Insurance Group AG (Insurance)	3,628,231

		78,345,708

Taiwan – 1.2%
199,899	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	8,521,694

Turkey* – 0.1%
732,632	Akbank T.A.S. (Banks)	980,045

United Kingdom – 21.9%
107,524	Amcor PLC (Containers & Packaging)	1,137,741
108,797	AstraZeneca PLC (Pharmaceuticals)	9,399,386
907,101	Aviva PLC (Insurance)	4,453,517
671,736	Balfour Beatty PLC (Construction & Engineering)	1,675,774
5,442,635	Barclays PLC (Banks)	10,187,676
1,213,108	BP PLC (Oil, Gas & Consumable Fuels)	8,026,826
254,240	British American Tobacco PLC (Tobacco)	9,059,215
43,605	Carnival PLC (Hotels, Restaurants & Leisure)	1,968,293
2,814,878	Cobham PLC* (Aerospace & Defense)	5,636,394
395,183	Compass Group PLC (Hotels, Restaurants & Leisure)	9,998,329
120,238	Diageo PLC (Beverages)	5,013,946
384,867	Experian PLC (Professional Services)	11,672,693
84,439	Johnson Matthey PLC (Chemicals)	3,292,436
139,018	Just Eat PLC* (Internet & Direct Marketing Retail)	1,278,966
63,306	Linde PLC (Chemicals)	12,105,579
4,541,153	Lloyds Banking Group PLC (Banks)	2,937,597
175,480	Micro Focus International PLC (Software)	3,696,326
537,567	Prudential PLC (Insurance)	11,060,026
43,128	Reckitt Benckiser Group PLC (Household Products)	3,333,936
270,802	RELX PLC (Professional Services)	6,427,609
45,171	Rio Tinto PLC (Metals & Mining)	2,550,872
976,608	Rolls-Royce Holdings PLC* (Aerospace & Defense)	10,207,836
250,432	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	7,909,895
84,894	Smiths Group PLC (Industrial Conglomerates)	1,688,354
452,025	SSE PLC (Electric Utilities)	6,026,252

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
681,134	Tesco PLC (Food & Staples Retailing)	$ 1,844,992
3,417,556	Vodafone Group PLC (Wireless Telecommunication Services)	6,219,890
220,441	WPP PLC (Media)	2,596,668

		161,407,024

United States – 1.8%
7,150	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5,410,763
37,919	ResMed, Inc. (Health Care Equipment & Supplies)	4,880,175
74,126	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	3,372,733

		13,663,671

TOTAL COMMON STOCKS (Cost $645,466,073)		$699,714,327

Shares	Dividend Rate	Value

Preferred Stocks – 1.9%
Germany – 1.9%
Volkswagen AG (Automobiles)
82,846	3.540%	$ 13,842,792
(Cost $12,416,842)

Investment Company(a) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
23,283,543	2.272%	$ 23,283,543
(Cost $23,283,543)

TOTAL INVESTMENTS — 99.8% (Cost $681,166,458)		$736,840,662

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,558,372

NET ASSETS — 100.0%		$738,399,034

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 93.9%
Aerospace & Defense – 4.0%
16,082	Airbus SE	$ 2,273,365
11,425	General Dynamics Corp.	2,124,364
3,975	Raytheon Co.	724,603
11,244	Safran SA	1,614,199

		6,736,531

Auto Components – 0.5%
9,090	Aptiv PLC	796,739

Banks – 7.4%
87,391	Bank of America Corp.	2,681,156
7,800	Citigroup, Inc.	555,048
44,648	JPMorgan Chase & Co.	5,179,168
34,420	SunTrust Banks, Inc.	2,292,372
37,459	Wells Fargo & Co.	1,813,390

		12,521,134

Beverages – 1.8%
1,938	Constellation Brands, Inc. Class A	381,437
51,385	The Coca-Cola Co.	2,704,393

		3,085,830

Biotechnology – 2.4%
12,950	AbbVie, Inc.	862,729
16,917	Amgen, Inc.	3,156,374

		4,019,103

Building Products – 0.8%
13,740	Armstrong World Industries, Inc.	1,342,535

Capital Markets – 4.9%
41,000	Ares Capital Corp.	761,370
14,765	Intercontinental Exchange, Inc.	1,297,253
4,130	Moody’s Corp.	885,224
7,457	S&P Global, Inc.	1,826,592
21,300	The Charles Schwab Corp.	920,586
41,053	Tradeweb Markets, Inc. Class A	1,944,270
34,275	Virtu Financial, Inc. Class A	743,082

		8,378,377

Chemicals – 3.6%
3,275	Ecolab, Inc.	660,666
17,488	International Flavors & Fragrances, Inc.	2,518,097
5,661	The Sherwin-Williams Co.	2,904,319

		6,083,082

Commercial Services & Supplies* – 1.1%
38,005	IAA, Inc.	1,776,734

Communications Equipment – 2.3%
51,190	Cisco Systems, Inc.	2,835,926

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
6,465	Motorola Solutions, Inc.	$ 1,072,931

		3,908,857

Construction Materials – 1.0%
11,909	Vulcan Materials Co.	1,647,610

Consumer Finance – 2.1%
28,479	American Express Co.	3,541,933

Containers & Packaging* – 0.2%
4,484	Crown Holdings, Inc.	287,021

Diversified Financial Services* – 4.5%
37,342	Berkshire Hathaway, Inc. Class B	7,671,167

Diversified Telecommunication Services – 1.7%
30,200	AT&T, Inc.	1,028,310
51,294	Cellnex Telecom SA*(a)	1,918,310

		2,946,620

Electronic Equipment, Instruments & Components* – 1.1%
20,711	Keysight Technologies, Inc.	1,854,049

Energy Equipment & Services – 0.6%
25,410	Schlumberger Ltd.	1,015,638

Entertainment – 4.9%
34,156	Electronic Arts, Inc.*	3,159,430
26,074	The Walt Disney Co.	3,728,843
18,380	World Wrestling Entertainment, Inc. Class A	1,337,696

		8,225,969

Equity Real Estate Investment Trusts (REITs) – 0.3%
17,190	The Macerich Co.	568,130

Food & Staples Retailing – 3.0%
131,220	BJ’s Wholesale Club Holdings, Inc.*	3,091,543
38,014	Walgreens Boots Alliance, Inc.	2,071,383

		5,162,926

Food Products – 0.6%
20,582	General Mills, Inc.	1,093,110

Health Care Equipment & Supplies – 8.7%
31,770	Abbott Laboratories	2,767,167
32,068	Alcon, Inc.*	1,883,995
26,745	Baxter International, Inc.	2,245,777
3,291	Becton Dickinson & Co.	831,965
34,774	Boston Scientific Corp.*	1,476,504
14,648	Danaher Corp.	2,058,044
33,805	Medtronic PLC	3,446,082

		14,709,534

Health Care Providers & Services – 2.4%
13,653	AmerisourceBergen Corp.	1,189,859
3,620	UnitedHealth Group, Inc.	901,416

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
13,277	Universal Health Services, Inc. Class B	$ 2,002,968

		4,094,243

Hotels, Restaurants & Leisure – 0.4%
7,888	Starbucks Corp.	746,915

Household Durables – 3.5%
39,514	Lennar Corp. Class A	1,879,681
1,197	NVR, Inc.*	4,002,936

		5,882,617

Industrial Conglomerates – 0.7%
1,616	Honeywell International, Inc.	278,695
2,675	Roper Technologies, Inc.	972,764

		1,251,459

Insurance – 1.5%
47,884	Aflac, Inc.	2,520,614

Interactive Media & Services* – 1.2%
1,628	Alphabet, Inc. Class A	1,983,230

Internet & Direct Marketing Retail – 1.5%
309	Booking Holdings, Inc.*	582,962
47,542	eBay, Inc.	1,958,255

		2,541,217

IT Services – 2.9%
8,757	Accenture PLC Class A	1,686,423
8,605	Fiserv, Inc.*	907,225
2,800	Mastercard, Inc. Class A	762,356
6,153	PayPal Holdings, Inc.*	679,291
19,541	Perspecta, Inc.	455,892
21,200	Sabre Corp.	498,412

		4,989,599

Leisure Products – 0.0%
600	Brunswick Corp.	29,496

Life Sciences Tools & Services – 0.5%
2,885	Thermo Fisher Scientific, Inc.	801,107

Machinery – 0.3%
3,475	Cummins, Inc.	569,900

Media – 3.2%
41,951	Comcast Corp. Class A	1,811,025
119,637	Discovery, Inc. Class A*	3,626,197

		5,437,222

Multiline Retail – 2.5%
11,800	Dollar Tree, Inc.*	1,200,650
35,296	Target Corp.	3,049,574

		4,250,224

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.9%
78,450	Cameco Corp.	$ 720,955
174,225	Kosmos Energy Ltd.	1,047,092
27,749	Occidental Petroleum Corp.	1,425,189

		3,193,236

Personal Products – 0.4%
3,225	The Estee Lauder Cos., Inc. Class A	594,013

Pharmaceuticals – 3.3%
60,318	Elanco Animal Health, Inc.*	1,988,081
24,698	Merck & Co., Inc.	2,049,687
41,338	Pfizer, Inc.	1,605,568

		5,643,336

Professional Services – 0.9%
11,032	Equifax, Inc.	1,534,441

Road & Rail – 1.8%
2,254	Kansas City Southern	278,910
21,250	Knight-Swift Transportation Holdings, Inc.	761,600
3,864	Old Dominion Freight Line, Inc.	645,211
8,026	Union Pacific Corp.	1,444,278

		3,129,999

Semiconductors & Semiconductor Equipment – 3.4%
17,860	Analog Devices, Inc.	2,097,836
22,861	QUALCOMM, Inc.	1,672,511
16,641	Skyworks Solutions, Inc.	1,419,144
5,225	Texas Instruments, Inc.	653,177

		5,842,668

Software – 1.4%
4,768	Check Point Software Technologies Ltd.*	533,778
3,327	LogMeIn, Inc.	252,752
8,275	Microsoft Corp.	1,127,634
6,872	Varonis Systems, Inc.*	494,166

		2,408,330

Specialty Retail – 2.7%
9,011	Lowe’s Cos., Inc.	913,715
17,401	The Home Depot, Inc.	3,718,420

		4,632,135

TOTAL COMMON STOCKS (Cost $123,935,401)		$159,448,630

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 4.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,959,083	2.272%	$ 7,959,083
(Cost $7,959,083)

TOTAL INVESTMENTS — 98.6% (Cost $131,894,484)		$167,407,713

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		2,339,658

NET ASSETS — 100.0%		$169,747,371

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
PLC	—Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	7,344,614	EUR	6,478,000	09/18/19	$144,829
	USD	341,334	GBP	270,000	09/18/19	12,188

TOTAL						$157,017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	1,221,000	USD	1,396,263	09/18/19	$(39,218)
	GBP	270,000	USD	338,475	09/18/19	(9,329)

TOTAL						$(48,547)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 94.1%
Aerospace & Defense – 2.2%
13,100	Aerojet Rocketdyne Holdings, Inc.*	$ 559,632
7,800	Astronics Corp.*	287,352
34,176	BWX Technologies, Inc.	1,842,428
4,787	Curtiss-Wright Corp.	607,518
11,955	HEICO Corp.	1,634,847
23,841	Hexcel Corp.	1,949,240
7,867	Mercury Systems, Inc.*	641,318
61,500	Wesco Aircraft Holdings, Inc.*	647,595

		8,169,930

Air Freight & Logistics* – 0.3%
16,200	Hub Group, Inc. Class A	734,670
45,800	Radiant Logistics, Inc.	251,442

		986,112

Airlines – 0.5%
4,500	Allegiant Travel Co.	674,325
5,400	Mesa Air Group, Inc.*	55,296
22,707	Spirit Airlines, Inc.*	963,458

		1,693,079

Auto Components – 0.7%
13,100	Dana, Inc.	218,901
18,101	LCI Industries	1,658,595
15,400	Modine Manufacturing Co.*	211,288
9,050	Standard Motor Products, Inc.	416,390

		2,505,174

Banks – 6.9%
1,100	ACNB Corp.	41,030
2,500	Amalgamated Bank Class A	42,900
42,026	BankUnited, Inc.	1,446,115
53,257	Boston Private Financial Holdings, Inc.	614,586
4,700	Bridge Bancorp, Inc.	137,287
4,800	Brookline Bancorp, Inc.	71,184
76,599	Cadence BanCorp	1,312,907
6,600	Cathay General Bancorp	245,652
20,958	CenterState Bank Corp.	509,698
1,200	Century Bancorp, Inc. Class A	100,500
22,131	Columbia Banking System, Inc.	834,560
12,600	ConnectOne Bancorp, Inc.	288,036
6,800	Customers Bancorp, Inc.*	140,216
8,200	FB Financial Corp.	311,682
7,500	Financial Institutions, Inc.	230,925
23,100	First Bancorp	389,928
1,436	First Citizens BancShares, Inc. Class A	670,641
7,100	First Commonwealth Financial Corp.	97,767
68,072	First Hawaiian, Inc.	1,821,607
3,700	First Interstate BancSystem, Inc. Class A	148,111
22,460	First Merchants Corp.	885,148
27,390	First Midwest Bancorp, Inc.	592,446

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,600	Great Southern Bancorp, Inc.	$ 95,936
20,400	Hancock Whitney Corp.	847,008
35,329	Hanmi Financial Corp.	759,220
29,800	Hilltop Holdings, Inc.	675,864
5,600	IBERIABANK Corp.	439,992
5,100	Independent Bank Group, Inc.	289,731
13,600	International Bancshares Corp.	511,768
3,300	Mercantile Bank Corp.	110,880
3,300	MidWestOne Financial Group, Inc.	102,531
32,700	OFG Bancorp	740,001
5,100	Old Second Bancorp, Inc.	67,014
13,712	Peapack Gladstone Financial Corp.	389,832
11,242	Preferred Bank	609,204
21,111	Prosperity Bancshares, Inc.	1,464,892
6,700	QCR Holdings, Inc.	256,342
3,000	Renasant Corp.	107,670
19,100	Sandy Spring Bancorp, Inc.	696,004
3,000	SB One Bancorp	68,730
4,300	Sierra Bancorp	112,101
31,400	Simmons First National Corp. Class A	808,550
8,800	Southern National Bancorp of Virginia, Inc.	140,096
34,879	Synovus Financial Corp.	1,331,331
1,600	Texas Capital Bancshares, Inc.*	100,688
21,300	The Bancorp, Inc.*	206,184
21,600	The Bank of NT Butterfield & Son Ltd.	678,888
2,100	TriState Capital Holdings, Inc.*	44,100
34,730	Umpqua Holdings Corp.	606,386
12,100	Univest Financial Corp.	332,266
20,900	Veritex Holdings, Inc.	534,831
30,470	Webster Financial Corp.	1,553,970

		25,614,936

Beverages – 0.2%
14,700	National Beverage Corp.	639,891

Biotechnology* – 3.7%
14,500	ACADIA Pharmaceuticals, Inc.	356,410
9,402	Acceleron Pharma, Inc.	410,491
9,511	Agios Pharmaceuticals, Inc.	457,574
45,900	AMAG Pharmaceuticals, Inc.	379,134
3,374	AnaptysBio, Inc.	181,217
3,300	Anika Therapeutics, Inc.	181,797
5,400	Arrowhead Pharmaceuticals, Inc.	156,924
31,189	Biohaven Pharmaceutical Holding Co. Ltd.	1,342,375
1,400	BioSpecifics Technologies Corp.	81,340
6,884	Blueprint Medicines Corp.	689,433
1,700	CareDx, Inc.	55,709
32,500	Catalyst Pharmaceuticals, Inc.	162,175
19,071	Coherus Biosciences, Inc.	320,774
20,100	Concert Pharmaceuticals, Inc.	202,206

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
55,400	CytomX Therapeutics, Inc.	$ 571,174
1,100	Eagle Pharmaceuticals, Inc.	60,346
16,900	Emergent BioSolutions, Inc.	745,966
1,300	Esperion Therapeutics, Inc.	51,597
16,800	FibroGen, Inc.	793,968
10,980	Global Blood Therapeutics, Inc.	601,704
53,400	Immunomedics, Inc.	787,650
6,343	Iovance Biotherapeutics, Inc.	155,974
15,830	Kura Oncology, Inc.	302,670
5,900	Myriad Genetics, Inc.	171,926
13,879	Neurocrine Biosciences, Inc.	1,337,797
11,400	Prothena Corp. PLC	106,704
16,800	PTC Therapeutics, Inc.	809,256
5,200	Recro Pharma, Inc.	49,920
10,900	Repligen Corp.	1,028,851
2,200	Retrophin, Inc.	43,538
38,800	Spectrum Pharmaceuticals, Inc.	294,104
10,300	Syndax Pharmaceuticals, Inc.	98,880
4,700	Vanda Pharmaceuticals, Inc.	58,515
25,900	Veracyte, Inc.	734,783

		13,782,882

Building Products – 0.6%
8,600	Builders FirstSource, Inc.*	147,748
6,900	CSW Industrials, Inc.	487,209
4,200	Griffon Corp.	68,670
1,100	Masonite International Corp.*	58,630
10,200	PGT Innovations, Inc.*	164,424
22,000	Quanex Building Products Corp.	409,640
20,600	Universal Forest Products, Inc.	832,858

		2,169,179

Capital Markets – 1.4%
49,998	Ares Management Corp. Class A	1,462,441
28,600	Brightsphere Investment Group, Inc.*	306,020
21,400	Donnelley Financial Solutions, Inc.*	291,682
7,945	Evercore, Inc. Class A	686,210
18,617	Hamilton Lane, Inc. Class A	1,092,818
7,000	Oppenheimer Holdings, Inc. Class A	203,980
14,600	Stifel Financial Corp.	873,226
800	Virtus Investment Partners, Inc.	85,728

		5,002,105

Chemicals – 2.2%
28,662	Ferro Corp.*	422,191
4,000	Innospec, Inc.	373,520
22,200	Koppers Holdings, Inc.*	606,060
46,000	Kronos Worldwide, Inc.	616,860
20,848	Minerals Technologies, Inc.	1,110,156
10,000	Orion Engineered Carbons SA	194,800

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
3,300	PolyOne Corp.	$ 108,141
78,853	PQ Group Holdings, Inc.*	1,229,318
35,775	Trinseo SA	1,388,428
101,351	Valvoline, Inc.	2,046,277

		8,095,751

Commercial Services & Supplies – 3.8%
35,889	ABM Industries, Inc.	1,510,568
97,304	ACCO Brands Corp.	951,633
18,300	CECO Environmental Corp.*	168,909
7,800	Deluxe Corp.	348,036
8,800	Herman Miller, Inc.	398,992
37,969	IAA, Inc.*	1,775,051
26,707	KAR Auction Services, Inc.	714,145
30,500	Knoll, Inc.	739,625
1,704	MSA Safety, Inc.	179,516
16,300	SP Plus Corp.*	562,839
17,642	Tetra Tech, Inc.	1,397,246
4,500	UniFirst Corp.	885,915
49,127	Waste Connections, Inc.	4,456,802

		14,089,277

Communications Equipment – 1.0%
14,400	Acacia Communications, Inc.*	967,248
6,100	ADTRAN, Inc.	67,771
43,906	Ciena Corp.*	1,985,429
2,600	Comtech Telecommunications Corp.	77,376
59,500	Extreme Networks, Inc.*	484,330
3,200	NetScout Systems, Inc.*	83,328
600	ViaSat, Inc.*	48,954

		3,714,436

Construction & Engineering – 1.1%
57,569	Aegion Corp.*	1,085,176
12,500	Comfort Systems USA, Inc.	525,000
10,500	EMCOR Group, Inc.	886,095
10,044	Granite Construction, Inc.	356,562
7,100	Great Lakes Dredge & Dock Corp.*	76,183
29,600	Primoris Services Corp.	620,416
40,174	Tutor Perini Corp.*	524,672

		4,074,104

Construction Materials* – 0.2%
13,500	US Concrete, Inc.	635,715

Consumer Finance – 2.2%
9,659	FirstCash, Inc.	972,082
159,619	Navient Corp.	2,258,609
26,683	Nelnet, Inc. Class A	1,669,288
21,260	PRA Group, Inc.*	661,824
2,300	Regional Management Corp.*	55,499
291,903	SLM Corp.	2,659,236

		8,276,538

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 1.2%
231,855	Graphic Packaging Holding Co.	$ 3,445,365
5,500	Greif, Inc. Class A	192,280
54,320	Owens-Illinois, Inc.	921,811

		4,559,456

Distributors – 0.2%
18,700	Core-Mark Holding Co., Inc.	699,941

Diversified Consumer Services* – 2.5%
28,514	Bright Horizons Family Solutions, Inc.	4,336,124
83,313	Capitol Investment Corp. IV Class A	753,982
39,316	Chegg, Inc.	1,766,075
32,673	frontdoor, Inc.	1,491,196
15,000	Houghton Mifflin Harcourt Co.	87,750
35,200	Laureate Education, Inc. Class A	576,928
10,000	Weight Watchers International, Inc.	216,500

		9,228,555

Diversified Financial Services – 0.2%
83,000	FGL Holdings	676,450

Diversified Telecommunication Services – 0.7%
1,400	ATN International, Inc.	78,778
43,142	GCI Liberty, Inc. Class A*	2,576,872

		2,655,650

Electric Utilities – 0.5%
7,600	ALLETE, Inc.	660,820
5,600	PNM Resources, Inc.	278,152
16,200	Portland General Electric Co.	888,570

		1,827,542

Electrical Equipment – 0.7%
6,600	Atkore International Group, Inc.*	180,114
33,376	EnerSys	2,273,239

		2,453,353

Electronic Equipment, Instruments & Components – 2.8%
23,743	Anixter International, Inc.*	1,528,100
31,335	Belden, Inc.	1,424,489
37,017	Insight Enterprises, Inc.*	2,036,675
12,200	Itron, Inc.*	756,400
7,014	Littelfuse, Inc.	1,185,085
18,600	Methode Electronics, Inc.	557,070
2,900	OSI Systems, Inc.*	326,424
19,099	SYNNEX Corp.	1,882,016
4,600	Tech Data Corp.*	466,164

		10,162,423

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 1.2%
18,452	Apergy Corp.*	$ 600,244
70,000	Archrock, Inc.	768,600
5,300	C&J Energy Services, Inc.*	57,982
46,881	Cactus, Inc. Class A*	1,376,895
7,400	DMC Global, Inc.	386,576
57,115	Forum Energy Technologies, Inc.*	149,641
23,400	Matrix Service Co.*	429,858
31,100	Oceaneering International, Inc.*	480,495
3,400	Tidewater, Inc.*	78,166

		4,328,457

Entertainment – 0.4%
22,500	Glu Mobile, Inc.*	167,850
3,200	The Marcus Corp.	111,968
216,281	Zynga, Inc. Class A*	1,379,873

		1,659,691

Equity Real Estate Investment Trusts (REITs) – 2.7%
4,500	Apple Hospitality REIT, Inc.	70,695
8,500	Ashford Hospitality Trust, Inc.	23,035
26,200	Braemar Hotels & Resorts, Inc.	238,944
9,400	Cedar Realty Trust, Inc.	26,132
30,032	Chatham Lodging Trust	536,372
16,600	Chesapeake Lodging Trust	456,002
4,300	City Office REIT, Inc.	53,234
68,823	Colony Capital, Inc.	388,850
42,000	CoreCivic, Inc.	712,740
10,722	Cousins Properties, Inc.	377,200
72,100	DiamondRock Hospitality Co.	726,047
25,500	Franklin Street Properties Corp.	205,530
6,800	Hersha Hospitality Trust	106,216
26,800	Kite Realty Group Trust	426,388
4,300	Lexington Realty Trust	42,441
12,400	National Storage Affiliates Trust	375,596
32,200	New Senior Investment Group, Inc.	229,586
48,678	Retail Properties of America, Inc. Class A	591,924
37,800	RLJ Lodging Trust	653,184
12,100	RPT Realty	148,225
10,700	Ryman Hospitality Properties, Inc.	802,500
8,400	Sabra Health Care REIT, Inc.	173,376
23,800	Senior Housing Properties Trust	195,160
9,583	Spirit Realty Capital, Inc.	422,802
57,000	Sunstone Hotel Investors, Inc.	752,970
39,700	The Geo Group, Inc.	707,057
33,300	Xenia Hotels & Resorts, Inc.	713,619

		10,155,825

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.5%
8,598	Casey’s General Stores, Inc.	$ 1,392,102
5,100	Performance Food Group Co.*	223,635
21,700	United Natural Foods, Inc.*	213,962

		1,829,699

Food Products – 1.0%
15,937	Calavo Growers, Inc.	1,409,468
12,600	Darling Ingredients, Inc.*	256,158
22,318	Fresh Del Monte Produce, Inc.	676,905
3,800	John B. Sanfilippo & Son, Inc.	330,258
1,400	Sanderson Farms, Inc.	183,428
33,727	The Hain Celestial Group, Inc.*	734,237

		3,590,454

Gas Utilities – 0.2%
1,300	Chesapeake Utilities Corp.	121,498
3,300	New Jersey Resources Corp.	164,571
6,000	Spire, Inc.	494,460

		780,529

Health Care Equipment & Supplies – 2.0%
5,600	AngioDynamics, Inc.*	114,128
450	Atrion Corp.	346,275
2,100	Cardiovascular Systems, Inc.*	96,243
5,700	Haemonetics Corp.*	695,856
10,200	Integer Holdings Corp.*	892,806
39,709	Integra LifeSciences Holdings Corp.*	2,517,153
26,400	Lantheus Holdings, Inc.*	597,168
4,700	LivaNova PLC*	362,135
2,100	Meridian Bioscience, Inc.	25,095
12,500	Novocure Ltd.*	1,040,250
7,400	NuVasive, Inc.*	492,840
4,200	Varex Imaging Corp.*	133,518

		7,313,467

Health Care Providers & Services – 2.1%
6,600	AMN Healthcare Services, Inc.*	352,308
4,412	Chemed Corp.	1,788,581
6,100	CorVel Corp.*	519,720
65,573	Covetrus, Inc.*	1,552,113
7,825	HealthEquity, Inc.*	641,493
9,416	Henry Schein, Inc.*	626,541
10,000	Magellan Health, Inc.*	703,400
1,700	National HealthCare Corp.	148,920
19,929	Patterson Cos., Inc.	394,594
5,600	The Ensign Group, Inc.	337,456
21,863	Triple-S Management Corp. Class B*	524,275

		7,589,401

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – 0.7%
66,500	Allscripts Healthcare Solutions, Inc.*	$ 684,950
46,000	Evolent Health, Inc. Class A*	313,720
8,600	NextGen Healthcare, Inc.*	140,696
8,400	Omnicell, Inc.*	631,764
8,000	Simulations Plus, Inc.	310,560
5,973	Tabula Rasa HealthCare, Inc.*	359,993

		2,441,683

Hotels, Restaurants & Leisure – 1.7%
9,700	BBX Capital Corp.	41,807
32,800	Bloomin’ Brands, Inc.	558,584
4,800	Boyd Gaming Corp.	127,152
17,700	Brinker International, Inc.	705,345
39,032	Carrols Restaurant Group, Inc.*	363,778
17,200	Century Casinos, Inc.*	169,764
26,432	Choice Hotels International, Inc.	2,268,130
1,600	Dine Brands Global, Inc.	131,344
1,300	International Speedway Corp. Class A	58,604
9,900	Jack in the Box, Inc.	711,117
45,719	Lindblad Expeditions Holdings, Inc.*	860,889
2,200	Ruth’s Hospitality Group, Inc.	48,994
4,500	Target Hospitality Corp.*	38,250
1,700	Texas Roadhouse, Inc.	93,891
26,223	The Habit Restaurants, Inc. Class A*	262,230

		6,439,879

Household Durables – 1.4%
12,400	Hooker Furniture Corp.	258,540
11,336	La-Z-Boy, Inc.	373,975
22,700	M/I Homes, Inc.*	802,899
7,900	MDC Holdings, Inc.	285,506
12,600	Meritage Homes Corp.*	791,406
24,608	TopBuild Corp.*	1,996,447
9,900	TRI Pointe Group, Inc.*	135,531
23,700	Tupperware Brands Corp.	362,847
1,700	Universal Electronics, Inc.*	72,794

		5,079,945

Household Products – 0.5%
40,702	Energizer Holdings, Inc.	1,712,740

Insurance – 3.1%
27,100	American Equity Investment Life Holding Co.	699,180
9,900	Argo Group International Holdings Ltd.	677,556
56,132	Assured Guaranty Ltd.	2,452,407
9,242	Axis Capital Holdings Ltd.	588,438
18,642	Global Indemnity Ltd.	527,382
33,700	Heritage Insurance Holdings, Inc.	452,928

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,100	Horace Mann Educators Corp.	$ 47,784
101,610	National General Holdings Corp.	2,512,816
22,190	ProAssurance Corp.	867,407
6,932	The Hanover Insurance Group, Inc.	899,150
2,400	Watford Holdings Ltd.*	45,504
1,592	White Mountains Insurance Group Ltd.	1,712,992

		11,483,544

Interactive Media & Services* – 0.0%
8,400	Liberty TripAdvisor Holdings, Inc. Class A	97,020

Internet & Direct Marketing Retail* – 1.7%
33,400	1-800-Flowers.com, Inc. Class A	653,972
57,599	Despegar.com Corp.	749,363
28,455	Etsy, Inc.	1,907,054
24,800	Groupon, Inc.	78,120
24,400	Lands’ End, Inc.	265,960
69,957	MakeMyTrip Ltd.	1,790,200
26,793	Stitch Fix, Inc. Class A	698,761

		6,143,430

IT Services – 4.9%
2,704	Broadridge Financial Solutions, Inc.	343,732
18,200	Cardtronics PLC Class A*	518,336
17,592	EVERTEC, Inc.	563,296
80,250	Evo Payments, Inc. Class A*	2,497,380
103,804	Genpact Ltd.	4,118,943
34,700	KBR, Inc.	915,386
19,805	MAXIMUS, Inc.	1,455,866
34,800	Perspecta, Inc.	811,884
44,100	Presidio, Inc.	617,400
12,145	Science Applications International Corp.	1,036,819
48,085	Sykes Enterprises, Inc.*	1,360,325
42,720	TTEC Holdings, Inc.	2,004,422
4,500	Virtusa Corp.*	201,060
8,391	WEX, Inc.*	1,829,825

		18,274,674

Leisure Products – 0.4%
48,847	Clarus Corp.	701,931
15,700	Malibu Boats, Inc. Class A*	473,041
22,300	MasterCraft Boat Holdings, Inc.*	370,180

		1,545,152

Life Sciences Tools & Services* – 2.3%
2,900	Cambrex Corp.	127,020
21,661	Charles River Laboratories International, Inc.	2,914,271
6,603	ICON PLC	1,031,191
7,900	Medpace Holdings, Inc.	622,204

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services* – (continued)
71,219	NeoGenomics, Inc.	$ 1,735,607
43,783	Syneos Health, Inc.	2,236,873

		8,667,166

Machinery – 2.8%
3,500	Altra Industrial Motion Corp.	100,555
52,100	Commercial Vehicle Group, Inc.*	423,052
15,625	ESCO Technologies, Inc.	1,305,625
3,300	Federal Signal Corp.	102,795
27,200	Gates Industrial Corp. PLC*	298,656
18,000	Hillenbrand, Inc.	606,420
7,887	IDEX Corp.	1,326,751
10,852	John Bean Technologies Corp.	1,287,698
32,300	Meritor, Inc.*	798,779
22,000	Navistar International Corp.*	687,280
1,300	Park-Ohio Holdings Corp.	39,780
20,891	The Timken Co.	954,928
43,200	Wabash National Corp.	683,856
14,477	Woodward, Inc.	1,622,003

		10,238,178

Media – 0.8%
23,263	AMC Networks, Inc. Class A*	1,241,779
177,097	Entercom Communications Corp. Class A	1,005,911
15,200	Liberty Latin America Ltd. Class A*	249,128
6,900	Liberty Latin America Ltd. Class C*	113,160
12,500	TEGNA, Inc.	189,875

		2,799,853

Metals & Mining – 0.5%
3,700	Commercial Metals Co.	64,787
1,800	Compass Minerals International, Inc.	100,530
52,699	Ferroglobe Representation & Warranty Insurance Trust*(a)	—
42,400	Ryerson Holding Corp.*	345,984
3,300	Schnitzer Steel Industries, Inc. Class A	87,879
141,021	SunCoke Energy, Inc.*	1,070,349
800	Worthington Industries, Inc.	32,176

		1,701,705

Mortgage Real Estate Investment Trusts (REITs) – 3.1%
37,400	AG Mortgage Investment Trust, Inc.	611,864
25,435	Ares Commercial Real Estate Corp.	385,849
46,658	Blackstone Mortgage Trust, Inc. Class A	1,657,292
4,800	Ellington Financial, Inc.	83,904
44,400	Invesco Mortgage Capital, Inc.	731,712
9,100	Ladder Capital Corp.	153,153
200,770	MFA Financial, Inc.	1,441,529

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
19,600	PennyMac Mortgage Investment Trust	$ 431,788
10,400	Ready Capital Corp.	159,848
45,634	Redwood Trust, Inc.	772,127
80,378	Starwood Property Trust, Inc.	1,867,181
215,748	Two Harbors Investment Corp.	2,903,968
6,800	Western Asset Mortgage Capital Corp.	69,088

		11,269,303

Multi-Utilities – 0.2%
10,800	Black Hills Corp.	854,820

Multiline Retail – 0.2%
23,100	Big Lots, Inc.	591,360

Oil, Gas & Consumable Fuels – 2.2%
5,700	Arch Coal, Inc. Class A	508,212
5,900	CONSOL Energy, Inc.*	126,791
700	Delek US Holdings, Inc.	30,156
15,400	DHT Holdings, Inc.	87,010
114,643	Enerplus Corp.	758,937
4,100	Evolution Petroleum Corp.	25,010
68,623	Extraction Oil & Gas, Inc.*	254,591
31,443	Jagged Peak Energy, Inc.*	230,792
138,313	Kosmos Energy Ltd.	831,261
5,700	Panhandle Oil and Gas, Inc.	67,317
25,200	Scorpio Tankers, Inc.	660,492
10,200	Talos Energy, Inc.*	209,916
112,648	World Fuel Services Corp.	4,397,778

		8,188,263

Paper & Forest Products – 0.3%
36,261	Schweitzer-Mauduit International, Inc.	1,248,466

Personal Products* – 0.2%
24,800	Edgewell Personal Care Co.	754,664

Pharmaceuticals* – 1.0%
30,600	Assertio Therapeutics, Inc.	104,958
50,694	Catalent, Inc.	2,863,704
22,700	Horizon Therapeutics PLC	565,003
4,900	Mallinckrodt PLC	33,369
4,200	Prestige Consumer Healthcare, Inc.	145,320
22,000	SIGA Technologies, Inc.	123,200

		3,835,554

Professional Services – 2.5%
17,126	ASGN, Inc.*	1,079,794
6,600	Barrett Business Services, Inc.	577,500
25,646	FTI Consulting, Inc.*	2,678,725
2,000	Heidrick & Struggles International, Inc.	59,400
8,975	Huron Consulting Group, Inc.*	547,206
400	Insperity, Inc.	42,540

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
17,500	Kelly Services, Inc. Class A	$ 487,025
8,800	Kforce, Inc.	299,992
7,500	Korn Ferry	294,600
51,858	Navigant Consulting, Inc.	1,263,261
11,300	TriNet Group, Inc.*	831,002
17,465	WageWorks, Inc.*	893,684

		9,054,729

Real Estate Management & Development – 0.5%
20,500	Cushman & Wakefield PLC*	406,720
77,600	Newmark Group, Inc. Class A	765,136
10,800	The RMR Group, Inc. Class A	531,792

		1,703,648

Road & Rail – 0.4%
3,800	Covenant Transportation Group, Inc. Class A*	64,030
38,605	Knight-Swift Transportation Holdings, Inc.	1,383,603
1,900	Universal Logistics Holdings, Inc.	37,411

		1,485,044

Semiconductors & Semiconductor Equipment – 1.2%
26,000	Amkor Technology, Inc.*	239,980
22,804	Brooks Automation, Inc.	884,795
3,400	Cirrus Logic, Inc.*	166,770
20,300	Diodes, Inc.*	864,780
12,200	Lattice Semiconductor Corp.*	235,948
26,909	Marvell Technology Group Ltd.	706,630
7,500	Photronics, Inc.*	72,225
300	Semtech Corp.*	15,861
29,700	Ultra Clean Holdings, Inc.*	433,323
13,381	Versum Materials, Inc.	695,545
2,100	Xperi Corp.	44,835

		4,360,692

Software – 5.6%
19,962	2U, Inc.*	255,514
21,500	ACI Worldwide, Inc.*	721,540
3,700	Agilysys, Inc.*	90,761
5,508	Appfolio, Inc. Class A*	531,797
14,394	Aspen Technology, Inc.*	1,898,137
5,869	Blackbaud, Inc.	534,079
21,358	Blackline, Inc.*	952,567
1,600	Bottomline Technologies DE, Inc.*	67,344
55,300	Cision Ltd.*	574,567
1,700	Cornerstone OnDemand, Inc.*	100,640
11,200	Envestnet, Inc.*	799,792
3,196	Fair Isaac Corp.*	1,110,354
15,309	Guidewire Software, Inc.*	1,562,743
9,600	j2 Global, Inc.	855,264
3,800	LogMeIn, Inc.	288,686
59,444	Mimecast Ltd.*	2,829,534
50,600	Mitek Systems, Inc.*	508,024

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
16,900	Progress Software Corp.	$ 731,601
16,130	PROS Holdings, Inc.*	1,167,167
4,000	SPS Commerce, Inc.*	447,320
91,200	TiVo Corp.	691,296
14,600	Verint Systems, Inc.*	844,902
30,372	Workiva, Inc.*	1,746,086
92,549	Zuora, Inc. Class A*	1,389,161

		20,698,876

Specialty Retail – 2.7%
1,100	Asbury Automotive Group, Inc.*	101,288
17,800	Conn’s, Inc.*	370,240
13,167	Group 1 Automotive, Inc.	1,105,501
55,219	Hudson Ltd. Class A*	705,699
30,964	Lithia Motors, Inc. Class A	4,083,533
62,780	National Vision Holdings, Inc.*	1,983,220
2,100	Rent-A-Center, Inc.*	56,763
48,100	Sally Beauty Holdings, Inc.*	660,894
32,300	Sonic Automotive, Inc. Class A	890,511
20,000	The Container Store Group, Inc.*	122,200

		10,079,849

Technology Hardware, Storage & Peripherals* – 0.4%
23,100	Diebold Nixdorf, Inc.	321,321
38,153	NCR Corp.	1,289,953

		1,611,274

Textiles, Apparel & Luxury Goods – 0.8%
39,571	Skechers U.S.A., Inc. Class A*	1,501,324
40,652	Steven Madden Ltd.	1,402,900
15,000	Vera Bradley, Inc.*	176,250

		3,080,474

Thrifts & Mortgage Finance – 2.7%
60,734	Essent Group Ltd.*	2,803,481
4,800	Flagstar Bancorp, Inc.	165,504
2,900	HomeStreet, Inc.*	84,158
31,504	NMI Holdings, Inc. Class A*	783,820
44,101	Radian Group, Inc.	1,005,503
10,300	Sterling Bancorp, Inc.	101,146
57,098	Walker & Dunlop, Inc.	3,331,097
46,539	Washington Federal, Inc.	1,702,397

		9,977,106

Tobacco – 0.2%
15,711	Universal Corp.	934,804

Trading Companies & Distributors – 2.8%
67,508	Air Lease Corp.	2,821,159
12,700	Applied Industrial Technologies, Inc.	772,668
66,149	BMC Stock Holdings, Inc.*	1,399,052
6,200	Foundation Building Materials, Inc.*	106,702

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
4,500	Herc Holdings, Inc.*	$ 203,130
17,600	Rush Enterprises, Inc. Class A	662,816
28,916	SiteOne Landscape Supply, Inc.*	2,136,025
45,477	WESCO International, Inc.*	2,307,503

		10,409,055

Water Utilities – 0.2%
2,000	Artesian Resources Corp. Class A	71,960
4,400	Middlesex Water Co.	275,572
8,700	SJW Group	564,543

		912,075

Wireless Telecommunication Services – 0.2%
15,400	Shenandoah Telecommunications Co.	606,144

TOTAL COMMON STOCKS (Cost $304,219,833)		$347,241,171

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(b) – 0.1%
United States Treasury Bill
$200,000	0.000%	09/19/19	$ 199,469
(Cost $199,405)

Shares	Dividend Rate	Value

Investment Company(c) – 4.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,979,318	2.272%	$ 16,979,318
(Cost $16,979,318)

TOTAL INVESTMENTS — 98.8% (Cost $321,398,556)		$364,419,958

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		4,515,042

NET ASSETS — 100.0%		$368,935,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-Mini Russell 2000 Index	50	09/20/19	$3,941,750	$62,185

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2019:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$33,347,916	$135,763,260	$—
Australia and Oceania	—	7,589,468	—
Europe	31,437,662	447,204,087	—
North America	54,476,698	1,968,293	—
South America	1,769,735	—	—
Investment Company	23,283,543	—	—

Total	$144,315,554	$592,525,108	$—

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$533,778	$—	$—
Europe	7,813,239	5,805,874	—
North America	145,295,739	—	—
Investment Company	7,959,083	—	—

Total	$161,601,839	$5,805,874	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$157,017	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(48,547)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,790,200	$—	$—
Europe	3,913,908	—	—
North America	340,787,700	—	—
South America	749,363	—	—
Fixed Income
U.S. Treasury Obligations	199,469	—	—
Investment Company	16,979,318	—	—

Total	$364,419,958	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$62,185	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.